Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

Note 1 – Summary of Significant Accounting Policies

Nature of Operations.    Southwest Gas Corporation and its subsidiaries (the “Company”) consist of two segments: natural gas operations (“Southwest” or the “natural gas operations” segment) and construction services. Southwest is engaged in the business of purchasing, distributing, and transporting natural gas for customers in portions of Arizona, Nevada, and California. Public utility rates, practices, facilities, and service territories of Southwest are subject to regulatory oversight. The timing and amount of rate relief can materially impact results of operations. Natural gas purchases and the timing of related recoveries can materially impact liquidity. NPL Construction Co. (“NPL” or the “construction services” segment), a wholly owned subsidiary, is a full-service underground piping contractor that primarily provides utility companies with trenching and installation, replacement, and maintenance services for energy distribution systems. In November 2009, NPL entered into a venture to market natural gas engine-driven heating, ventilating, and air conditioning (“HVAC”) technology and products. NPL has a 65% interest in the entity (IntelliChoice Energy, “ICE”) and consolidates ICE as a majority-owned subsidiary.

Basis of Presentation.    The Company follows generally accepted accounting principles in the United States (“U.S. GAAP”) in accounting for all of its businesses. Accounting for the natural gas utility operations conforms with U.S. GAAP as applied to regulated companies and as prescribed by federal agencies and commissions of the various states in which the utility operates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation.    The accompanying financial statements are presented on a consolidated basis and include the accounts of Southwest Gas Corporation and all subsidiaries. All significant intercompany balances and transactions have been eliminated with the exception of transactions between Southwest and NPL in accordance with accounting treatment for rate-regulated entities.

Net Utility Plant.    Net utility plant includes gas plant at original cost, less the accumulated provision for depreciation and amortization, plus the unamortized balance of acquisition adjustments. Original cost includes contracted services, material, payroll and related costs such as taxes and benefits, general and administrative expenses, and an allowance for funds used during construction, less contributions in aid of construction.

Other Property and Investments.    Other property and investments includes (millions of dollars):

	2012	2011
NPL property and equipment	$287	$237
Accumulated provision for depreciation and amortization	(136)	(128)
Net cash surrender value of COLI policies	80	74
Other property	11	9

Total	$242	$192

Deferred Purchased Gas Costs.    The various regulatory commissions have established procedures to enable Southwest to adjust its billing rates for changes in the cost of natural gas purchased. The difference between the current cost of gas purchased and the cost of gas recovered in billed rates is deferred. Generally, these deferred amounts are recovered or refunded within one year.

Prepaids and other current assets.    Prepaids and other current assets includes plant materials and operating supplies of $25 million in 2012 and $21 million in 2011.

Income Taxes.    The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. For regulatory and financial reporting purposes, investment tax credits (“ITC”) related to gas utility operations are deferred and amortized over the life of related fixed assets.

Cash and Cash Equivalents.    For purposes of reporting consolidated cash flows, cash and cash equivalents include cash on hand and financial instruments with a purchase-date maturity of three months or less. Cash and cash equivalents fall within Level 1 (quoted prices for identical financial instruments) of the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability. During 2012, approximately $20 million of customer advances, upon contract expiration, were applied as contributions offsetting construction expenditures as a non-cash investing activity.

Accumulated Removal Costs.    Approved regulatory practices allow Southwest to include in depreciation expense a component to recover removal costs associated with utility plant retirements. In accordance with the Securities and Exchange Commission’s (“SEC”) position on presentation of these amounts, management has reclassified estimated removal costs from accumulated depreciation to accumulated removal costs within the liabilities section of the balance sheets. The reclassified amounts are presented in the table below (thousands of dollars):

	December 31, 2012	December 31, 2011
Accumulated removal costs	$256,000	$233,000

Gas Operating Revenues.    Revenues are recorded when customers are billed. Customer billings are based on monthly meter reads and are calculated in accordance with applicable tariffs and state and local laws, regulations, and agreements. An estimate of the margin associated with natural gas service provided, but not yet billed, to residential and commercial customers from the latest meter reading date to the end of the reporting period is also recognized as accrued utility revenue. Revenues also include the net impacts of margin tracker/decoupling accruals.

The Company acts as an agent for state and local taxing authorities in the collection and remission of a variety of taxes, including sales and use taxes and surcharges. These taxes are not included in gas operating revenues. The Company uses the net classification method to report taxes collected from customers to be remitted to governmental authorities.

Construction Revenues.    The majority of NPL contracts are performed under unit-price contracts. Generally, these contracts state prices per unit of installation. Typical installations are accomplished in two weeks or less. Revenues are recorded as installations are completed. Long-term fixed-price contracts use the percentage-of-completion method of accounting and, therefore, take into account the cost, estimated earnings, and revenue to date on contracts not yet completed. The amount of revenue recognized on fixed-price contracts is based on costs expended to date relative to anticipated final contract costs. Revisions in estimates of costs and earnings during the course of the work are reflected in the accounting period in which the facts requiring revision become known. If a loss on a contract becomes known or is anticipated, the entire amount of the estimated ultimate loss is recognized at that time in the financial statements. Some unit-price contracts contain caps, that if encroached, trigger revenue and loss recognition similar to a fixed-price contract model.

In 2011, NPL recorded $5 million in estimated pretax profit associated with a large fixed-price contract. In connection with significant changes in estimated costs to complete the fixed-price contract, NPL results reflect pretax losses (with after-tax earnings per share impacts) of $15 million ($0.20 per share) for the year ended December 31, 2012, including $18 million ($0.24 per share) in the first half of 2012. The estimated cost changes that resulted in the losses recognized included reductions in projected productivity and higher costs of restoration work. Change orders approved during the fourth quarter of 2012 helped to reduce losses overall on the contract. On a contract-to-date basis the cumulative loss is $10 million. At December 31, 2012, work on this sizeable contract is over 95% complete.

Construction Expenses.    The construction expenses classification in the income statement includes payroll expenses, job-related equipment costs, direct construction costs, gains and losses on equipment sales, general and administrative expenses, and office-related fixed costs of NPL.

Net Cost of Gas Sold.    Components of net cost of gas sold include natural gas commodity costs (fixed-price and variable-rate), pipeline capacity/transportation costs, and actual settled costs of natural gas derivative instruments. Also included are the net impacts of PGA deferrals and recoveries.

Operations and Maintenance Expense.    For financial reporting purposes, operations and maintenance expense includes Southwest’s operating and maintenance costs associated with serving utility customers, uncollectible expense, administrative and general salaries and expense, employee benefits expense, and legal expense (including injuries and damages).

Depreciation and Amortization.    Utility plant depreciation is computed on the straight-line remaining life method at composite rates considered sufficient to amortize costs over estimated service lives, including components which compensate for removal costs (net of salvage value), and retirements, as approved by the appropriate regulatory agency. When plant is retired from service, the original cost of plant, including cost of removal, less salvage, is charged to the accumulated provision for depreciation. Other regulatory assets, including acquisition adjustments, are amortized when appropriate, over time periods authorized by regulators. Nonutility and construction services-related property and equipment are depreciated on a straight-line method based on the estimated useful lives of the related assets. Costs and gains related to refunding utility debt and debt issuance expenses are deferred and amortized over the weighted-average lives of the new issues and become a component of interest expense.

Allowance for Funds Used During Construction (“AFUDC”).    AFUDC represents the cost of both debt and equity funds used to finance utility construction. AFUDC is capitalized as part of the cost of utility plant. The debt portion of AFUDC is reported in the consolidated statements of income as an offset to net interest deductions and the equity portion is reported as other income. Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted.

	2012	2011	2010
(In thousands)
AFUDC:
Debt portion	$1,129	$718	$512
Equity portion	1,943	1,154	945

AFUDC capitalized as part of utility plant	$3,072	$1,872	$1,457

Other Income (Deductions).    The following table provides the composition of significant items included in Other income (deductions) on the consolidated statements of income (thousands of dollars):

	2012	2011	2010
Change in COLI policies	$6,600	$700	$9,770
Interest income	924	485	194
Pipe replacement costs	(2,680)	(4,761)	(5,024)
Miscellaneous income and (expense)	(433)	(1,836)	(1,090)

Total other income (deductions)	$4,411	$(5,412)	$3,850

Included in the table above is the change in cash surrender values of company-owned life insurance (“COLI”) policies (including net death benefits recognized). These life insurance policies on members of management and other key employees are used by Southwest to indemnify itself against the loss of talent, expertise, and knowledge, as well as to provide indirect funding for certain nonqualified benefit plans. Current tax regulations provide for tax-free treatment of life insurance (death benefit) proceeds. Therefore, the change in the cash surrender value components of COLI policies, as they progress towards the ultimate death benefits, is also recorded without tax consequences. Pipe replacement costs include amounts associated with certain Arizona non-recoverable pipe replacement work. The replacement program work subject to non-recoverability was completed in 2012.

Earnings Per Share.    Basic earnings per share (“EPS”) are calculated by dividing net income by the weighted-average number of shares outstanding during the period. Diluted EPS includes the effect of additional weighted-average common stock equivalents (stock options, performance shares, and restricted stock units). Unless otherwise noted, the term “Earnings Per Share” refers to Basic EPS. A reconciliation of the shares used in the Basic and Diluted EPS calculations is shown in the following table. Net income was the same for Basic and Diluted EPS calculations.

	2012	2011	2010
(In thousands)
Average basic shares	46,115	45,858	45,405
Effect of dilutive securities:
Stock options	42	52	56
Performance shares	254	271	260
Restricted stock units	144	110	102

Average diluted shares	46,555	46,291	45,823

Recently Issued Accounting Standards Updates.    In October 2012, the Financial Accounting Standards Board (“FASB”) issued the update “Technical Corrections and Improvements” which clarifies or corrects unintended application of accounting guidance. Many of these changes are not expected to have a significant effect on current accounting practice but some improvements are more substantive and are not technical corrections. Amendments included in the update without transition guidance were effective upon issuance. Amendments subject to transition guidance were effective for the Company on January 1, 2013 for interim and annual reporting periods. The adoption of the update is not expected to have a material impact on the Company’s disclosures, financial position, or results of operations.

In July 2012, the FASB issued the update “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment,” which provides that an entity has the option to first assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that an indefinite-lived intangible asset is impaired. If, in electing the qualitative evaluation step, there is no indication of impairment, quantitative impairment testing would not be required to be performed. The update would provide consistency in evaluation for goodwill and indefinite-lived intangibles other than goodwill. The Company adopted this update, as required, on January 1, 2013. The adoption of the update is not expected to have a material impact on the financial position or results of operations of the Company.

In December 2011, the FASB issued the update “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.” The update requires an entity to disclose information about financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement. This information is intended to enable users of an entity’s financial statements to understand the effect of those arrangements on the entity’s financial position. In January 2013, the FASB issued the update “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“Clarification”) that clarifies the scope of the “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” update. The amendments included in the Clarification apply to entities that have derivatives, repurchase agreements and reverse repurchase agreements, and certain securities borrowing and securities lending transactions that are offset, or subject to a master netting or similar agreement. Entities with other types of financial assets and financial liabilities subject to a master netting or similar agreements would no longer be subject to the disclosure requirements in the initial update. All disclosures are required to be provided retrospectively for all periods presented. The Company adopted both updates, as required, on January 1, 2013 for interim and annual reporting periods. These updates are not expected to have a material impact on the Company’s disclosures.

Subsequent Events.    Management of the Company monitors events occurring after the balance sheet date and prior to the issuance of the financial statements to determine the impacts, if any, of events on the financial statements to be issued or disclosures to be made, and has reflected them where appropriate.